Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA FUNDS

(the “Trust”)

State Street Dynamic Small Cap Fund Class A (SSSDX) Class I (SSSJX) Class K (SSSKX) Class N (SVSCX)	State Street International Stock Selection Fund Class A (SSILX) Class I (SSIPX) Class K (SSIQX) Class N (SSAIX)	State Street Defensive Emerging Markets Equity Fund (formerly, State Street Disciplined Emerging Markets Equity Fund) Class A (SSELX) Class I (SSEOX) Class K (SSEQX) Class N (SSEMX)
State Street S&P 500 Index Fund Class N (SVSPX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated June 18, 2020 to the Prospectuses,

each dated December 30, 2019,

as may be supplemented from time to time

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Dynamic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA FUNDS

(the “Trust”)

State Street Dynamic

Small Cap Fund

Class A (SSSDX)

Class I (SSSJX)

Class K (SSSKX)

Class N (SVSCX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated June 18, 2020 to the Prospectuses,

each dated December 30, 2019,

as may be supplemented from time to time

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street International Stock Selection Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA FUNDS

(the “Trust”)

State Street International Stock Selection Fund

Class A (SSILX)

Class I (SSIPX)

Class K (SSIQX)

Class N (SSAIX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated June 18, 2020 to the Prospectuses,

each dated December 30, 2019,

as may be supplemented from time to time

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Defensive Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA FUNDS

(the “Trust”)

State Street Defensive Emerging Markets Equity Fund

(formerly, State Street Disciplined Emerging Markets Equity Fund)

Class A (SSELX)

Class I (SSEOX)

Class K (SSEQX)

Class N (SSEMX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated June 18, 2020 to the Prospectuses,

each dated December 30, 2019,

as may be supplemented from time to time

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA FUNDS

(the “Trust”)

State Street S&P 500

Index Fund

Class N (SVSPX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated June 18, 2020 to the Prospectuses,

each dated December 30, 2019,

as may be supplemented from time to time

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.